Investment Partners Opportunities Fund
Investment Partners Opportunities Fund
Investment Objective:
The Fund’s primary investment objective is long-term capital appreciation with income as a secondary objective.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your broker or other financial professional and in How to Purchase Shares on page 17 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investment Partners Opportunities Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investment Partners Opportunities Fund Class A Shares
Management Fees		1.50%
Distribution and Service (12b-1) Fees		0.35%
Other Expenses		2.00%
Acquired Fund Fees and Expenses	[1]	0.20%
Total Annual Fund Operating Expenses		4.05%
Fee Waiver and/or Expense Reimbursement	[2]	(1.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.95%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Funds financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Funds adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until April 30, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front end or contingent deferred loads, taxes, borrowing costs (such as interest and dividend expense on securities sold short), brokerage fees and commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not, exceed 2.75% of the Funds Class A shares. This agreement may be terminated by the Funds Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Partners Opportunities Fund Class A Shares	856	1,642	2,444	4,515

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period ended December 31, 2012, the Fund’s portfolio turnover rate was 88%.

Principal Investment Strategies

The Fund’s adviser seeks to achieve the Fund’s investment objectives by investing in a combination of (i) equity securities, (ii) fixed-income securities, (iii) other investment companies, (iv) cash equivalents, and (v) writing covered call options using the adviser’s proprietary tactical asset allocation and security selection methodology. The Fund’s adviser selects securities from issuers of any market capitalization, credit quality or country. The Fund may invest in fixed income securities that are sometimes referred to as “high yield” or “junk” bonds. High yield bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S & P”). Such securities are considered speculative investments that carry greater risk of default.

The Fund defines equity securities as common and preferred stock, income trusts, interests in publicly traded partnerships and real estate investment trusts (“REITs”); and defines other investment companies as open-end funds (“mutual funds”), closed-end funds and exchange traded funds (“ETFs”) each of which invest primarily in equities or fixed income securities. Income trusts are investment trusts that hold assets which are income producing. The income is passed on to the unit holders. Each income trust has an operating risk based on its underlying business. Publicly traded partnerships (PTP’s) are limited partnerships that provide an investor with a direct interest in a group of assets (generally, oil and gas properties). Publicly traded partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships. Publicly traded partnerships are also called master limited partnerships and public limited partnerships. REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate.

The Fund’s adviser buys securities that it believes are undervalued and writes options on securities that it believes are overvalued. The adviser will sell these securities and cover (buy back) options when it believes they have reached their target price or more compelling investments are available.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will seek to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund’s net asset value and performance.

• Covered Call Option Risk. When the Fund writes call options on its portfolio securities it limits its opportunity to participate in the gains on the securities on which the options are written. Consequently, the Fund could significantly underperform funds which do not write covered call options.

• Fixed Income Risk. When the Fund invests in fixed income securities directly or indirectly by investing in mutual funds that invest primarily in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance. The Fund’s investments in junk bonds carry a higher risk of default than higher rated securities.

• Foreign Risk. When the Fund invests in foreign securities directly or through American Depositary Receipts (“ADRs”), the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Foreign securities typically have less financial disclosure than U.S. securities and may expose the Fund to tax, currency exchange rate and repatriation risks.

• Income Trust Risk. A trust can reduce or even eliminate distributions which may trigger sharp losses in a unit’s market value. In an increasing interest rate environment, a trust could suffer both declining yield and substantial loss of unitholder value. If the value of a trust is driven by the deferral or reduction of tax, any change in government tax regulations to remove the benefit will reduce the value of the trust.

• Management Style Risk. The adviser’s judgments about the potential appreciation of a particular security or currency in which the Fund invests or calls it writes may prove to be incorrect.

• Other Investment Company Risk. Mutual funds, closed-end funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. Each other investment company and ETF is subject to specific risks, depending on the nature of the fund.

• Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs, closed-end investment companies, equities and fixed income securities, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The adviser’s investment style will likely result in most capital gains within the portfolio being realized as short-term capital gains which will be subject to higher tax rates than long-term capital gains.

• Publicly Traded Partnership Risk. If the government were to change the requirements of or recognition of the PTP business structure, yields to unitholders would decline. During increases in interest rates, PTP returns to shareholders may decrease.

• REIT Risk. Investments in the real estate industry may be subject to substantial fluctuations and declines due to general and local economic conditions, including overbuilding, increases in property taxes, changes in zoning laws, regulatory limitations on rents and changes in demographics.

• Small-Cap and Mid-Cap Risk. Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Stock Market Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.InvestmentPartnersFunds.com or by calling 1-866-390-0440.

Performance Bar Chart For Calendar Years Ended December 31, Return does not reflect sales charge and would be lower if it did.

Best Quarter Ended:	03/31/12	6.35%
Worst Quarter Ended:	9/30/11	(13.09)%

Performance Table Average Annual Total Returns (For period ended December 31, 2012)
Average Annual Total Returns Investment Partners Opportunities Fund	Label	One Year	Since Inception	Inception Date
Class A Shares	Return before taxes	(8.16%)	(3.07%)	Jan 15, 2010
Class A Shares Return after taxes on distributions		(8.31%)	(3.72%)
Class A Shares Return after taxes on distributions and sale of Fund shares		(5.11%)	(2.86%)
S&P 500 Total Return Index		16.00%	10.31%

The S & 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and is not subject to advisory fees or trading costs. The returns reflect the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	May 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 14, 2013
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Investment Partners Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Investment Partners Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is long-term capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your broker or other financial professional and in How to Purchase Shares on page 17 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period ended December 31, 2012, the Fund’s portfolio turnover rate was 88%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s adviser seeks to achieve the Fund’s investment objectives by investing in a combination of (i) equity securities, (ii) fixed-income securities, (iii) other investment companies, (iv) cash equivalents, and (v) writing covered call options using the adviser’s proprietary tactical asset allocation and security selection methodology. The Fund’s adviser selects securities from issuers of any market capitalization, credit quality or country. The Fund may invest in fixed income securities that are sometimes referred to as “high yield” or “junk” bonds. High yield bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S & P”). Such securities are considered speculative investments that carry greater risk of default.

The Fund defines equity securities as common and preferred stock, income trusts, interests in publicly traded partnerships and real estate investment trusts (“REITs”); and defines other investment companies as open-end funds (“mutual funds”), closed-end funds and exchange traded funds (“ETFs”) each of which invest primarily in equities or fixed income securities. Income trusts are investment trusts that hold assets which are income producing. The income is passed on to the unit holders. Each income trust has an operating risk based on its underlying business. Publicly traded partnerships (PTP’s) are limited partnerships that provide an investor with a direct interest in a group of assets (generally, oil and gas properties). Publicly traded partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships. Publicly traded partnerships are also called master limited partnerships and public limited partnerships. REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate.

The Fund’s adviser buys securities that it believes are undervalued and writes options on securities that it believes are overvalued. The adviser will sell these securities and cover (buy back) options when it believes they have reached their target price or more compelling investments are available.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will seek to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund’s net asset value and performance.

• Covered Call Option Risk. When the Fund writes call options on its portfolio securities it limits its opportunity to participate in the gains on the securities on which the options are written. Consequently, the Fund could significantly underperform funds which do not write covered call options.

• Fixed Income Risk. When the Fund invests in fixed income securities directly or indirectly by investing in mutual funds that invest primarily in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance. The Fund’s investments in junk bonds carry a higher risk of default than higher rated securities.

• Foreign Risk. When the Fund invests in foreign securities directly or through American Depositary Receipts (“ADRs”), the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Foreign securities typically have less financial disclosure than U.S. securities and may expose the Fund to tax, currency exchange rate and repatriation risks.

• Income Trust Risk. A trust can reduce or even eliminate distributions which may trigger sharp losses in a unit’s market value. In an increasing interest rate environment, a trust could suffer both declining yield and substantial loss of unitholder value. If the value of a trust is driven by the deferral or reduction of tax, any change in government tax regulations to remove the benefit will reduce the value of the trust.

• Management Style Risk. The adviser’s judgments about the potential appreciation of a particular security or currency in which the Fund invests or calls it writes may prove to be incorrect.

• Other Investment Company Risk. Mutual funds, closed-end funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. Each other investment company and ETF is subject to specific risks, depending on the nature of the fund.

• Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs, closed-end investment companies, equities and fixed income securities, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The adviser’s investment style will likely result in most capital gains within the portfolio being realized as short-term capital gains which will be subject to higher tax rates than long-term capital gains.

• Publicly Traded Partnership Risk. If the government were to change the requirements of or recognition of the PTP business structure, yields to unitholders would decline. During increases in interest rates, PTP returns to shareholders may decrease.

• REIT Risk. Investments in the real estate industry may be subject to substantial fluctuations and declines due to general and local economic conditions, including overbuilding, increases in property taxes, changes in zoning laws, regulatory limitations on rents and changes in demographics.

• Small-Cap and Mid-Cap Risk. Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Stock Market Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.InvestmentPartnersFunds.com or by calling 1-866-390-0440.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-390-0440
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvestmentPartnersFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31, Return does not reflect sales charge and would be lower if it did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Ended:	03/31/12	6.35%
Worst Quarter Ended:	9/30/11	(13.09)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Ended
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Ended
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.09%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For period ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Return does not reflect sales charge and would be lower if it did.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S & 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and is not subject to advisory fees or trading costs. The returns reflect the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Investment Partners Opportunities Fund | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	10.31%
Investment Partners Opportunities Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IPOFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.95%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	856
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,642
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,515
Annual Return 2011	rr_AnnualReturn2011	(10.19%)
Annual Return 2012	rr_AnnualReturn2012	(2.53%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(8.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.07%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 15, 2010
Investment Partners Opportunities Fund | Class A Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.72%)
Investment Partners Opportunities Fund | Class A Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.86%)

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Funds financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Funds adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until April 30, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front end or contingent deferred loads, taxes, borrowing costs (such as interest and dividend expense on securities sold short), brokerage fees and commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not, exceed 2.75% of the Funds Class A shares. This agreement may be terminated by the Funds Board of Trustees on 60 days written notice to the adviser.